RELATED PARTIES (Narrative) (Details) ₪ in Thousands, $ in Thousands, £ in Millions		1 Months Ended				12 Months Ended
	Jun. 01, 2015 ILS (₪)	Sep. 18, 2020 USD ($)	Feb. 29, 2020 USD ($)	Jun. 18, 2018 GBP (£)	May 18, 2017 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 18, 2018 USD ($)	Jul. 08, 2015 USD ($)
Disclosure of transactions between related parties [line items]
Revenues						$ 50,463	$ 49,202	$ 33,062
Trade receivables outstanding						$ 3,724	3,701
Percentage of annual market interest rate						12.00%
Interest expense						$ 32	0	0
Interest Expense Amortization On Loans						1,200	1,400	$ 1,300
Reserve with respect to funding transactions with related parties			$ 2,500
First Loan [Member]
Disclosure of transactions between related parties [line items]
Borrowings									$ 4,000
Borrowings interest rate		1.00%							5.00%
Maturity date		Jun. 15, 2023	Jun. 30, 2021					Aug. 31, 2020
Credit facility		$ 2,500
Percentage of annual market interest rate		12.00%
Reserve with respect to funding transactions with related parties		$ 1,900
First Loan [Member] | Discounted Cash Flow [member]
Disclosure of transactions between related parties [line items]
Interest expense on loans		$ 600
Secure guarantees and bonding facilities [Member]
Disclosure of transactions between related parties [line items]
Borrowings								$ 6,500
Borrowings interest rate								1.00%
Maturity date								Aug. 31, 2020
Other Loan [Member]
Disclosure of transactions between related parties [line items]
Maturity date			Jun. 15, 2023
Caesars [Member]
Disclosure of transactions between related parties [line items]
Repayments of loan						1,500
Reserve under equity deficit					$ 9,600
Liability with respect to IP Option						$ 3,450	$ 3,450
Caesars [Member] | Discounted Cash Flow [member]
Disclosure of transactions between related parties [line items]
Percentage of annual market interest rate					20.00%
Reserve under equity deficit					$ 6,400
Aspire Group [Member]
Disclosure of transactions between related parties [line items]
Borrowings interest rate						20.00%	20.00%
Interest expense						$ 3,600	$ 3,000	$ 2,500
License Agreement [Member] | WHG (International) Ltd. [Member]
Disclosure of transactions between related parties [line items]
Completion period of IP Option				4 years
Revenues						7,900	6,700
Trade receivables outstanding						800	2,000
Liability with respect to IP Option										$ 3,450
License Agreement [Member] | WHG (International) Ltd. [Member] | Pound Sterling [Member]
Disclosure of transactions between related parties [line items]
Perpetual license payment | £				£ 15.0
Investment and Framework Shareholders' Agreement [Member] | Caesars [Member]
Disclosure of transactions between related parties [line items]
Borrowings									$ 2,000
Borrowings interest rate									1.00%
Maturity date								Aug. 31, 2020
Cost Allocation Agreement [Member] | Aspire Group [Member]
Disclosure of transactions between related parties [line items]
Sublease and related charges											$ 1,000
Consultancy Agreement [Member]
Disclosure of transactions between related parties [line items]
Consulting fees						$ 195	$ 158	$ 153
Consultancy Agreement [Member] | Barak Matalon [Member]
Disclosure of transactions between related parties [line items]
Percentage ownership of equity interest	5.00%
Consultancy Agreement [Member] | Barak Matalon [Member] | Israel, New Shekels
Disclosure of transactions between related parties [line items]
Monthly payment for consultancy services | ₪	₪ 45,000